Accounting policies - Measurement of financial assets and liabilities and recognition of fair value changes (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) independent_division	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Number of independent divisions | independent_division	2
Amount of CVA	€ 330	€ 237	€ 408
Change in CVA (as a percent)	39.20%	(41.90%)	49.80%
Amount of DVA	€ 309	€ 162	€ 233
Change in DVA (as a percent)	90.70%	(30.40%)	36.00%
Credit spread change (as a percent)			25.00%
Level 3
Disclosure of detailed information about financial instruments [line items]
Gain (loss) recognized in profit and loss	€ 90	€ 73	€ 193